Share-based payment - Schedule of Fair Value of the RSUs Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range
Share-based payment
Range of fair value of the RSUs granted during the year	$ 2.05	$ 2.39	$ 2.47
Top of range
Share-based payment
Range of fair value of the RSUs granted during the year	$ 2.83	$ 2.86	$ 3.82